Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of provisions and other current liabilities
The below table provides details related to Provisions and other current liabilities as of December 31, 2025 and 2024.

($ millions)	Note	2025	2024
Accruals for compensation and benefits including social security		498	531
Accruals for deductions from revenue		402	396
Taxes other than income taxes		84	59
Deferred income		84	73
Accrued expenses for goods and services received but not invoiced		82	65
Accrued interest on financial debts		34	32
Provisions for litigation and other legal matters	18	18	4
Accruals for royalties		10	11
Contingent consideration	17	9	—
Accrued equity-based payments		9	11
Restructuring provisions		—	—
Other payables		56	46
Total provisions and other current liabilities		1,286	1,228

Disclosure of movement of accruals for deductions from revenue
The below table shows the movement of accruals for deductions from revenue.

($ millions)	2025	2024	2023
January 1	396	394	386
Additions	1,316	1,256	1,235
Payments/utilizations	(1,319)	(1,243)	(1,218)
Changes in offset against gross trade receivables	—	1	(8)
Currency translation effects	9	(12)	(1)
December 31	402	396	394

Disclosure of movement of restructuring provisions
The below table shows the movement of restructuring provisions.

($ millions)	2025	2024	2023
January 1	—	29	64
Additions	—	—	39
Cash payments	—	(27)	(74)
Releases	—	(1)	—
Currency translation effects	—	(1)	—
December 31	—	—	29